Equity Investment in Select Income REIT - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Real estate properties, net	$ 2,633,873	$ 1,591,956
Acquired real estate leases, net	351,872	124,848
Cash and cash equivalents	16,569	29,941	$ 8,785
Rents receivable, net	61,429	48,458
Other assets, net	96,033	68,005
Total assets	3,703,565	2,385,066
Unsecured revolving credit facility	570,000	160,000
Unsecured term loan, net	547,852	547,171
Senior unsecured notes, net	944,140	646,844
Mortgage notes payable, net	183,100	27,837
Assumed real estate lease obligations, net	13,635	10,626
Other liabilities	89,440	54,019
Shareholders' equity	1,330,043	935,004	$ 956,651	$ 1,297,449
Total liabilities and shareholders’ equity	3,703,565	2,385,066
SIR | SIR
Schedule of Equity Method Investments [Line Items]
Real estate properties, net	3,905,616	3,899,792
Properties held for sale	5,829	0
Acquired real estate leases, net	477,577	506,298
Cash and cash equivalents	658,719	22,127
Rents receivable, net	127,672	124,089
Other assets, net	127,617	87,376
Total assets	5,303,030	4,639,682
Unsecured revolving credit facility	0	327,000
ILPT revolving credit facility	750,000	0
Unsecured term loan, net	348,870	348,373
Senior unsecured notes, net	1,777,425	1,430,300
Mortgage notes payable, net	210,785	245,643
Assumed real estate lease obligations, net	68,783	77,622
Other liabilities	155,348	136,782
Shareholders' equity	1,991,819	2,073,962
Total liabilities and shareholders’ equity	$ 5,303,030	$ 4,639,682